Pledged assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure assets pledged as collateral [abstract]
Certain Assets Provided as Collateral Mainly for Long-term Bank Loans and Leases

		Carrying amount
Assets	Purpose	December 31, 2023	December 31, 2024
		NT$000	NT$000
Non-current financial assets at amortized cost	Lease	37,411	43,034
Property, plant and equipment, net
- Land	Bank loan	454,738	454,738
- Buildings	Bank loan	5,299,221	5,722,487
- Machinery and equipment	Bank loan	8,173,618	7,172,859
		13,964,988	13,393,118